Convertible Preference Shares of Subsidiary (Details) - Series B CPS Fair values estimated assumptions (Series B CPS Derivative Liability [Member])	9 Months Ended	12 Months Ended
	Oct. 11, 2013	Dec. 31, 2012
Series B CPS Derivative Liability [Member]
Convertible Preference Shares of Subsidiary (Details) - Series B CPS Fair values estimated assumptions [Line Items]
Risk-free interest rate	0.07%	0.16%
Expected remaining term	175 days	1 year
Expected volatility	97.39%	125.53%
Dividend yield	0.00%	0.00%